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AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 11, 2013 TO THE CURRENT PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

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This Supplement modifies certain information in the above-referenced current
Prospectus. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding a change of trustee.

Please note the following updates to the Prospectus:

CHANGE OF TRUSTEE:

Effective on or about November 1, 2013, the paragraph under "About the trustee" in the section entitled "More Information" is deleted and replaced with the following:

As trustee, Reliance Trust Company serves as a party to the group annuity contracts. It has no responsibility for the administration of the RIA contract or for any distributions or duties under the group annuity contracts.

Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company

   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                 212-554-1234

                   IM-34-13 (10/13)                         Cat #151164 (10/13)
                   RIA NB/IF                                            #610709

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 11, 2013 TO THE CURRENT PROSPECTUS FOR THE MEMBERS RETIREMENT PROGRAM

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced current Prospectus. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding a change of trustee.

Please note the following updates to the Prospectus:

CHANGE OF TRUSTEE:

Effective on or about November 1, 2013, the paragraph under "About the trustee" in the section entitled "More Information" is deleted and replaced with the following:

As trustee, Reliance Trust Company serves as party to the contract. It has no responsibility for the administration of the Program or for any distributions or duties under the contract.

   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IM-35-13(10/13)                           Cat #151165(10/13)
                   MRP NB/IF                                            #610701